Segment, Geographic and Other Revenue Information - Revenues By Geographic Area - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 49,605	[1]	$ 51,584	[1]	$ 54,657	[1]
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,719	[2]	11,739	[2]	12,545	[2]
Euro Member Countries, Euro | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,000		$ 8,900		$ 9,400

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $9.0 billion in 2014, $8.9 billion in 2013 and $9.4 billion in 2012.